SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SCHEDULE OF COMPONENT OF THE SEGMENT ASSETS

The measure of segment assets is total assets as reported on the balance sheet. The CODM also monitors Investments held in Trust Account as a key component of the Company’s total assets.

	March 31, 2026	December 31, 2025
Cash and investments held in trust account	$60,960,574	$60,429,224

The measure of segment assets is total assets as reported on the balance sheet. The CODM also monitors Investments held in Trust Account as a key component of the Company’s total assets.

	December 31, 2025	December 31, 2024
Cash and investments held in trust account	$60,429,224	$-

Single Reportable Segment [Member]
SCHEDULE OF REPORTABLE SEGMENTS
	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025
Formation and operating costs	$(588,017)	$-
Other segment income	534,730	-
Net loss	$(53,287)	$-

	Year Ended December 31, 2025	For the period from March 11, 2024 (inception) to December 31, 2024
Formation and operating costs	$(190,582)	$(79,459)
Other segment income	436,036	37
Net Income (loss)	$245,454	$(79,422)